Supplementary Financial Information (Summary of Investment Balance) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans, including employee savings programs	$ 95	$ 94	$ 88
Land	3	3	3
Total investments and other property	$ 98	$ 97	$ 91